Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000256546
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Fund
Class Name	Class A
Trading Symbol	PIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund’s Class A shares at NAV returned 1.95%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 4.12%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 6.66% over the period.

  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to and security selection within the Tobacco bond sector. In addition, an overweight allocation to the Charter School sector weighed on relative performance.

  On the positive side, the Fund’s security selection in the Continuing Care Retirement Community (CCRC) and the Special Tax sectors was accretive to overall performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory High Income Municipal Fund Class A @ NAV - $11,642	Victory High Income Municipal Fund Class A @ MOP - $11,387	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,085	Bloomberg High Yield Municipal Bond Index - $14,416
8/16	$10,000	$9,781	$10,000	$10,000
8/17	$10,133	$9,911	$10,088	$10,225
8/18	$10,700	$10,466	$10,138	$10,860
8/19	$11,544	$11,291	$11,022	$11,925
8/20	$11,495	$11,243	$11,378	$12,040
8/21	$12,455	$12,183	$11,765	$13,506
8/22	$11,185	$10,940	$10,749	$12,146
8/23	$10,822	$10,585	$10,932	$12,210
8/24	$11,761	$11,504	$11,598	$13,721
8/25	$11,419	$11,169	$11,607	$13,516
8/26	$11,642	$11,387	$12,085	$14,416

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	1.95%	-1.34%	1.53%
Class A @ MOP	-0.28%	-1.78%	1.31%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg High Yield Municipal Bond Index	6.66%	1.31%	3.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 563,303,000
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 3,605,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$563,303
Number of Holdings	178
Investment Advisory Fees	$3,605
Portfolio Turnover	18%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Pollution	1.6%
Facilities	2.5%
General Obligation	2.7%
Housing	3.0%
Medical	4.4%
General	9.4%
Development	11.0%
Nursing Homes	16.6%
Tobacco Settlement	17.7%
Education	26.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued December 31, 2025.

C000256547
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Fund
Class Name	Class C
Trading Symbol	HICMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund’s Class C shares at NAV returned 1.00%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 4.12%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 6.66% over the period.

  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to and security selection within the Tobacco bond sector. In addition, an overweight allocation to the Charter School sector weighed on relative performance.

  On the positive side, the Fund’s security selection in the Continuing Care Retirement Community (CCRC) and the Special Tax sectors was accretive to overall performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory High Income Municipal Fund Class C @ NAV - $10,966	Victory High Income Municipal Fund Class C @ CDSC - $10,966	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,085	Bloomberg High Yield Municipal Bond Index - $14,416
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$10,055	$10,055	$10,088	$10,225
8/18	$10,538	$10,538	$10,138	$10,860
8/19	$11,282	$11,282	$11,022	$11,925
8/20	$11,164	$11,164	$11,378	$12,040
8/21	$12,004	$12,004	$11,765	$13,506
8/22	$10,698	$10,698	$10,749	$12,146
8/23	$10,272	$10,272	$10,932	$12,210
8/24	$11,077	$11,077	$11,598	$13,721
8/25	$10,755	$10,755	$11,607	$13,516
8/26	$10,966	$10,966	$12,085	$14,416

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	1.00%	-2.13%	0.93%
Class C @ CDSC	0.07%	-2.13%	0.93%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg High Yield Municipal Bond Index	6.66%	1.31%	3.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 563,303,000
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 3,605,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$563,303
Number of Holdings	178
Investment Advisory Fees	$3,605
Portfolio Turnover	18%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Pollution	1.6%
Facilities	2.5%
General Obligation	2.7%
Housing	3.0%
Medical	4.4%
General	9.4%
Development	11.0%
Nursing Homes	16.6%
Tobacco Settlement	17.7%
Education	26.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued December 31, 2025.

C000256545
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Fund
Class Name	Class Y
Trading Symbol	HIMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory High Income Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund’s Class Y shares returned 2.19%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 4.12%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 6.66% over the period.

  The Portfolio’s underperformance was primarily driven by an asset allocation overweight to and security selection within the Tobacco bond sector. In addition, an overweight allocation to the Charter School sector weighed on relative performance.

  On the positive side, the Fund’s security selection in the Continuing Care Retirement Community (CCRC) and the Special Tax sectors was accretive to overall performance.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory High Income Municipal Fund Class Y - $1,191,783	Bloomberg Municipal Bond Index (regulatory broad based index) - $1,208,483	Bloomberg High Yield Municipal Bond Index - $1,441,644
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,015,908	$1,008,835	$1,022,511
8/18	$1,073,370	$1,013,755	$1,086,009
8/19	$1,161,334	$1,102,154	$1,192,496
8/20	$1,160,226	$1,137,814	$1,203,976
8/21	$1,259,301	$1,176,453	$1,350,553
8/22	$1,135,009	$1,074,896	$1,214,649
8/23	$1,098,208	$1,093,215	$1,220,987
8/24	$1,197,304	$1,159,779	$1,372,108
8/25	$1,166,291	$1,160,671	$1,351,599
8/26	$1,191,783	$1,208,483	$1,441,644

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	2.19%	-1.10%	1.77%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg High Yield Municipal Bond Index	6.66%	1.31%	3.73%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 563,303,000
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 3,605,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$563,303
Number of Holdings	178
Investment Advisory Fees	$3,605
Portfolio Turnover	18%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Pollution	1.6%
Facilities	2.5%
General Obligation	2.7%
Housing	3.0%
Medical	4.4%
General	9.4%
Development	11.0%
Nursing Homes	16.6%
Tobacco Settlement	17.7%
Education	26.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 1, 2025, Victory Pioneer High Income Municipal Fund was renamed to Victory High Income Municipal Fund. The Fund’s investment objective, principal investment strategies, principal risks and management did not change.

For more complete information, you may review the Fund's prospectus, issued December 31, 2025.

C000256553
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class A
Trading Symbol	RCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmark’s higher quality positions.

Non-agency MBS was the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels. The fund’s interest rate hedges helped reduce volatility over the period as the long end of the curve was volatile.

Top detractors from performance:

Agency MBS detracted in the period due to the high volatility in interest rates.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Active Credit Fund Class A @ NAV - $15,485	Victory Pioneer Active Credit Fund Class A @ MOP - $15,137	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,852	ICE BofA US High Yield Index - $16,269
1/17Footnote Reference*	$10,000	$9,775	$10,000	$10,000
8/17	$10,500	$10,263	$10,366	$10,581
8/18	$10,772	$10,530	$10,258	$10,926
8/19	$11,541	$11,282	$11,301	$11,645
8/20	$11,798	$11,533	$12,033	$12,077
8/21	$13,023	$12,730	$12,023	$13,316
8/22	$11,780	$11,516	$10,638	$11,928
8/23	$12,236	$11,961	$10,511	$12,764
8/24	$13,738	$13,429	$11,278	$14,356
8/25	$14,747	$14,416	$11,632	$15,524
8/26	$15,485	$15,137	$11,852	$16,269

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	5.00%	3.52%	4.63%
Class A @ MOP	2.68%	3.06%	4.39%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.77%
ICE BofA US High Yield Index	4.80%	4.09%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 62,192,000
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 242,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$62,192
Number of Holdings	282
Investment Advisory Fees	$242
Portfolio Turnover	64%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Yankee Dollars	27.4%
Corporate Bonds	27.1%
Collateralized Mortgage Obligations	12.0%
Equity Linked Notes	9.2%
Insurance-Linked Securities	4.9%
Asset-Backed Securities	4.5%
Collateralized Loan Obligations	2.2%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%

C000256554
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class C
Trading Symbol	RCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$168	1.65%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmark’s higher quality positions.

Non-agency MBS was the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels. The fund’s interest rate hedges helped reduce volatility over the period as the long end of the curve was volatile.

Top detractors from performance:

Agency MBS detracted in the period due to the high volatility in interest rates.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Active Credit Fund Class C @ NAV - $14,656	Victory Pioneer Active Credit Fund Class C @ CDSC - $14,656	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,852	ICE BofA US High Yield Index - $16,269
1/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
8/17	$10,443	$10,443	$10,366	$10,581
8/18	$10,635	$10,635	$10,258	$10,926
8/19	$11,311	$11,311	$11,301	$11,645
8/20	$11,569	$11,569	$12,033	$12,077
8/21	$12,663	$12,663	$12,023	$13,316
8/22	$11,371	$11,371	$10,638	$11,928
8/23	$11,706	$11,706	$10,511	$12,764
8/24	$13,051	$13,051	$11,278	$14,356
8/25	$13,957	$13,957	$11,632	$15,524
8/26	$14,656	$14,656	$11,852	$16,269

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class C @ NAV	4.22%	2.71%	4.04%
Class C @ CDSC	3.23%	2.71%	4.04%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.77%
ICE BofA US High Yield Index	4.80%	4.09%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 62,192,000
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 242,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$62,192
Number of Holdings	282
Investment Advisory Fees	$242
Portfolio Turnover	64%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Yankee Dollars	27.4%
Corporate Bonds	27.1%
Collateralized Mortgage Obligations	12.0%
Equity Linked Notes	9.2%
Insurance-Linked Securities	4.9%
Asset-Backed Securities	4.5%
Collateralized Loan Obligations	2.2%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%

C000256552
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Active Credit Fund
Class Name	Class Y
Trading Symbol	RCRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Active Credit Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

Almost all sectors had positive absolute returns and positive relative returns to the performance benchmark, as the portfolio’s B rated and lower credit positions outperformed the benchmark’s higher quality positions.

Non-agency MBS was the largest contributor to absolute returns, followed by corporate credit allocations. Credit spreads tightened during the year providing elevated price returns above stated income levels. The fund’s interest rate hedges helped reduce volatility over the period as the long end of the curve was volatile.

Top detractors from performance:

Agency MBS detracted in the period due to the high volatility in interest rates.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Active Credit Fund Class Y - $1,590,695	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,185,170	ICE BofA US High Yield Index - $1,626,869
1/17Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
8/17	$1,051,457	$1,036,643	$1,058,091
8/18	$1,081,508	$1,025,767	$1,092,614
8/19	$1,161,744	$1,130,114	$1,164,514
8/20	$1,190,911	$1,203,269	$1,207,700
8/21	$1,318,770	$1,202,256	$1,331,626
8/22	$1,196,048	$1,063,807	$1,192,795
8/23	$1,246,201	$1,051,113	$1,276,381
8/24	$1,404,577	$1,127,806	$1,435,561
8/25	$1,510,324	$1,163,179	$1,552,405
8/26	$1,590,695	$1,185,170	$1,626,869

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	Since Inception
Class Y	5.32%	3.82%	4.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.77%
ICE BofA US High Yield Index	4.80%	4.09%	5.17%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 62,192,000
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 242,000
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$62,192
Number of Holdings	282
Investment Advisory Fees	$242
Portfolio Turnover	64%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Yankee Dollars	27.4%
Corporate Bonds	27.1%
Collateralized Mortgage Obligations	12.0%
Equity Linked Notes	9.2%
Insurance-Linked Securities	4.9%
Asset-Backed Securities	4.5%
Collateralized Loan Obligations	2.2%
Senior Secured Loans	2.0%
OtherFootnote Reference**	0.9%

C000256525
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class A
Trading Symbol	PINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, Class A shares at net asset value returned 17.84%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 2,315,490,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 14,092,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%

C000256524
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class C
Trading Symbol	INDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$190	1.75%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, Class C shares at net asset value returned 16.96%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 2,315,490,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 14,092,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%

C000256526
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class R6
Trading Symbol	INKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of February 9, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$42Footnote Reference**	0.69%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

  For the fiscal year ended August 31, 2026, Class R6 shares returned 13.50%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,315,490,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 14,092,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%

C000256523
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Growth Fund
Class Name	Class Y
Trading Symbol	INYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Growth Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$85	0.78%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, Class Y shares returned 18.09%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Growth Index, returned 10.82%.

  The Fund's disciplined approach, which identifies strong business models with growth tailwinds trading at attractive valuations, outperformed its performance benchmark over the trailing year, driven almost entirely by strong security selection, which more than offset a modest negative allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative outperformance.

  Stock selection in information technology and consumer discretionary made the largest contributions to performance relative to the Fund's benchmark, followed by communication services and industrials. This more than offset negative selection effects in materials, utilities, consumer staples, and energy.

  The Fund’s overweight allocations to energy and health care were the largest contributors to relative allocation effect, while an underweight to information technology and an overweight to communication services were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 2,315,490,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 14,092,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$2,315,490
Number of Holdings	47
Investment Advisory Fees	$14,092
Portfolio Turnover	36%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Utilities	0.3%
Consumer Staples	0.8%
Energy	0.9%
Materials	1.2%
Financials	3.8%
Health Care	7.9%
Consumer Discretionary	8.2%
Industrials	11.5%
Communication Services	17.2%
Information TechnologyFootnote Reference**	48.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
NVIDIA Corp.	9.7%
Alphabet, Inc., Class A	8.1%
Microsoft Corp.	4.7%
Meta Platforms, Inc., Class A	4.3%
Broadcom, Inc.	4.1%
Apple, Inc.	3.9%
Advanced Micro Devices, Inc.	3.8%
Eli Lilly & Co.	3.7%
Amazon.com, Inc.	3.6%
GE Vernova, Inc.	2.9%

C000256530
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class A
Trading Symbol	CVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class A shares at net asset value returned 20.86%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 432,617,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,661,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%

C000256529
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class C
Trading Symbol	CVCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$172	1.56%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class C shares at net asset value returned 19.95%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 432,617,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,661,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%

C000256527
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class R6
Trading Symbol	CVKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class R6 shares returned 21.32%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 432,617,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,661,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%

C000256528
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Disciplined Value Fund
Class Name	Class Y
Trading Symbol	CVFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Disciplined Value Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the fiscal year ended August 31, 2026, the Fund's  Class Y shares returned 21.34%. For the same period, its broad-based benchmark, the Standard & Poor’s 500 Index, returned 20.38%. Its performance benchmark, the Russell 1000 Value Index, returned 29.72%.

  The Fund’s valuation-sensitive approach, which focuses on higher quality large cap value stocks, underperformed its performance benchmark over the trailing year, driven almost entirely by weak security selection, which more than offset a modestly positive allocation effect. Security selection in information technology and consumer discretionary was the primary source of the Fund's relative underperformance.

  Stock selection in financials and consumer staples made the largest contributions to performance relative to the Fund's benchmark, while stock selection in information technology and consumer discretionary was the largest detractor.

  An overweight allocation to real estate and energy were the largest contributors to relative allocation effect, while an underweight to information technology and financials was the largest detractor.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 432,617,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,661,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$432,617
Number of Holdings	79
Investment Advisory Fees	$1,661
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Materials	1.7%
Utilities	1.9%
Consumer Staples	6.3%
Communication Services	8.3%
Consumer Discretionary	9.3%
Energy	10.5%
Health Care	12.5%
Industrials	12.7%
Information Technology	16.2%
Financials	20.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
JPMorgan Chase & Co.	3.9%
Bank of America Corp.	3.9%
ExxonMobil Holdings Corp.	3.9%
State Street Corp.	3.1%
Microsoft Corp.	3.0%
ConocoPhillips Co.	2.9%
The Walt Disney Co.	2.9%
United Parcel Service, Inc., Class B	2.9%
3M Co.	2.6%
Johnson & Johnson	2.4%

C000256497
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class A
Trading Symbol	PIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45Footnote Reference**	0.99%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 45	[2]
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class A shares at NAV returned 18.43%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 6,233,736,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 16,050,000	[3]
InvestmentCompanyPortfolioTurnover	17.00%	[3]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256499
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class C
Trading Symbol	FUNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$79Footnote Reference**	1.72%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 79	[4]
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class C shares at NAV returned 18.10%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 6,233,736,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 16,050,000	[5]
InvestmentCompanyPortfolioTurnover	17.00%	[5]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256495
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class R
Trading Symbol	PFGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$63Footnote Reference**	1.38%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 63	[6]
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class R shares returned 18.25%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 6,233,736,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 16,050,000	[7]
InvestmentCompanyPortfolioTurnover	17.00%	[7]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256496
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class R6
Trading Symbol	PFGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30Footnote Reference**	0.65%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 30	[8]
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class R6 shares returned 18.62%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 6,233,736,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 16,050,000	[9]
InvestmentCompanyPortfolioTurnover	17.00%	[9]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256498
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fundamental Growth Fund
Class Name	Class Y
Trading Symbol	FUNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fundamental Growth Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34Footnote Reference**	0.75%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 34	[10]
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

For the period of March 31, 2026 to August 31, 2026, the Fund’s Class Y shares returned 18.57%. For the same period, the Fund’s benchmark, the Russell 1000 Growth Index, returned 15.33%.

For the period, benchmark relative performance was driven primarily by favorable stock selection, which more than offset unfavorable sector allocation; across sectors, Information Technology was by far the largest contributor to relative performance on the strength of security selection, while Industrials also added modestly on favorable stock picking; on the negative side, Consumer Discretionary and Materials were the largest sector detractors from a combination of unfavorable positioning and weak security selection, and the portfolio benefited from its lack of exposure to the underperforming Utilities sector.

At the individual security level, Advanced Micro Devices and Micron Technology were the largest contributors to relative performance — the Fund's overweight position in AMD benefited from robust revenue growth and expanding AI-driven demand, while the portfolio's lack of exposure to Micron aided relative results as that stock declined over the period. Conversely, NVIDIA and TJX Companies were the largest detractors, as the portfolio's underweight position in NVIDIA proved costly given the stock's substantial outperformance, while TJX shares declined following a disappointing earnings report.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 6,233,736,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 16,050,000	[11]
InvestmentCompanyPortfolioTurnover	17.00%	[11]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$6,233,736
Number of Holdings	36
Investment Advisory Fees	$16,050Footnote Reference*
Portfolio Turnover	17%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Value	Value
Financials	7.8%
Communication Services	10.7%
Industrials	10.8%
Health Care	11.1%
Consumer Discretionary	12.6%
Information TechnologyFootnote Reference**	47.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2026)

Table Summary
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Advanced Micro Devices, Inc.	4.9%
Eli Lilly & Co.	4.6%
Amphenol Corp., Class A	4.5%
Amazon.com, Inc.	4.4%
ASML Holding NV, Registered Shares	4.2%
Visa, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
NVIDIA Corp.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256625
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class A
Trading Symbol	GLOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$125	1.08%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class A shares at NAV returned 30.93%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Global Equity Fund Class A @ NAV - $38,580	Victory Pioneer Global Equity Fund Class A @ MOP - $36,360	MSCI All Country World Index (regulatory broad based index) - $32,692	MSCI World Index (Net) - $33,965
8/16	$10,000	$9,425	$10,000	$10,000
8/17	$11,889	$11,204	$11,711	$11,619
8/18	$13,079	$12,326	$13,047	$13,141
8/19	$11,951	$11,263	$13,011	$13,175
8/20	$13,957	$13,153	$15,161	$15,387
8/21	$18,916	$17,827	$19,503	$19,967
8/22	$17,203	$16,213	$16,405	$16,957
8/23	$19,708	$18,574	$18,694	$19,603
8/24	$24,015	$22,633	$23,076	$24,393
8/25	$29,466	$27,771	$26,720	$28,217
8/26	$38,580	$36,360	$32,692	$33,965

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	30.93%Footnote Reference	15.32%Footnote Reference	14.46%
Class A @ MOP	23.39%	13.96%	13.78%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 923,830,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

C000256626
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class C
Trading Symbol	GCSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$207	1.80%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class C shares at NAV returned 29.99%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Global Equity Fund Class C @ NAV - $36,287	Victory Pioneer Global Equity Fund Class C @ CDSC - $36,287	MSCI All Country World Index (regulatory broad based index) - $32,692	MSCI World Index (Net) - $33,965
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$11,800	$11,800	$11,711	$11,619
8/18	$12,879	$12,879	$13,047	$13,141
8/19	$11,677	$11,677	$13,011	$13,175
8/20	$13,526	$13,526	$15,161	$15,387
8/21	$18,197	$18,197	$19,503	$19,967
8/22	$16,434	$16,434	$16,405	$16,957
8/23	$18,688	$18,688	$18,694	$19,603
8/24	$22,588	$22,588	$23,076	$24,393
8/25	$27,715	$27,715	$26,720	$28,217
8/26	$36,287	$36,287	$32,692	$33,965

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	29.99%Footnote Reference	14.48%	13.76%
Class C @ CDSC	28.99%	14.48%	13.76%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 923,830,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

C000256627
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class R6
Trading Symbol	PGEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class R6 shares returned 31.36%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Global Equity Fund Class R6 - $40,197	MSCI All Country World Index (regulatory broad based index) - $32,692	MSCI World Index (Net) - $33,965
8/16	$10,000	$10,000	$10,000
8/17	$11,944	$11,711	$11,619
8/18	$13,195	$13,047	$13,141
8/19	$12,108	$13,011	$13,175
8/20	$14,210	$15,161	$15,387
8/21	$19,340	$19,503	$19,967
8/22	$17,664	$16,405	$16,957
8/23	$20,321	$18,694	$19,603
8/24	$24,846	$23,076	$24,393
8/25	$30,599	$26,720	$28,217
8/26	$40,197	$32,692	$33,965

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	31.36%Footnote Reference	15.76%Footnote Reference	14.93%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 923,830,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

C000256624
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Global Equity Fund
Class Name	Class Y
Trading Symbol	PGSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Global Equity Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 31.42%. For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 20.37%.

  For the period, benchmark relative performance was driven primarily by favorable stock selection, partially offset by modest allocation headwinds; across sectors, Information Technology and Financials were the largest contributors, with strong security selection within Information Technology and an overweight position in Financials that also outperformed the benchmark; on the negative side, Industrials was the largest sector detractor, driven by challenging security selection, while Materials also weighed modestly on relative performance.

  At the individual security level, Samsung Electronics and Advanced Micro Devices were the top contributors to relative performance, as both positions significantly outperformed the benchmark on the strength of AI-driven demand and the ongoing semiconductor cycle recovery; conversely, Micron Technology and CRH were among the largest detractors, as the portfolio's lack of exposure to Micron proved costly given its substantial rally, while an overweight position in CRH weighed on results as the stock underperformed the benchmark.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Global Equity Fund Class Y - $4,021,116	MSCI All Country World Index (regulatory broad based index) - $3,269,213	MSCI World Index (Net) - $3,396,516
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,194,521	$1,171,084	$1,161,853
8/18	$1,319,908	$1,304,742	$1,314,109
8/19	$1,211,863	$1,301,102	$1,317,536
8/20	$1,421,434	$1,516,124	$1,538,694
8/21	$1,934,564	$1,950,320	$1,996,681
8/22	$1,766,933	$1,640,502	$1,695,677
8/23	$2,032,986	$1,869,367	$1,960,273
8/24	$2,485,239	$2,307,562	$2,439,265
8/25	$3,059,752	$2,672,033	$2,821,661
8/26	$4,021,116	$3,269,213	$3,396,516

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	31.42%Footnote Reference	15.76%Footnote Reference	14.93%
MSCI All Country World Index	22.35%	10.88%	12.58%
MSCI World Index (Net)	20.37%	11.21%	13.01%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 923,830,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 4,968,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$923,830
Number of Holdings	86
Investment Advisory Fees	$4,968
Portfolio Turnover	52%

C000256539
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class A
Trading Symbol	MAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$25Footnote Reference**	0.58%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 25	[12]
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class A @ NAV - $13,297	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	ICE BofA 3-Month US Treasury Bill Index - $12,675
8/16	$10,000	$10,000	$10,000
8/17	$10,208	$10,049	$10,062
8/18	$10,386	$9,944	$10,215
8/19	$10,656	$10,955	$10,456
8/20	$10,533	$11,664	$10,589
8/21	$10,796	$11,655	$10,597
8/22	$10,778	$10,313	$10,636
8/23	$11,382	$10,189	$11,089
8/24	$12,197	$10,933	$11,697
8/25	$12,830	$11,276	$12,221
8/26	$13,297	$11,489	$12,675

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	3.64%	4.25%	2.89%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]
AssetsNet	$ 7,859,027,000
Holdings Count | Holding	1,157
Advisory Fees Paid, Amount	$ 9,454,000	[13]
InvestmentCompanyPortfolioTurnover	16.00%	[13]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256540
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class C
Trading Symbol	MAUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$37Footnote Reference**	0.88%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 37	[14]
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ NAV - $12,997	Victory Pioneer Multi-Asset Ultrashort Income Fund Class C @ CDSC - $12,997	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	ICE BofA 3-Month US Treasury Bill Index - $12,675
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$10,165	$10,165	$10,049	$10,062
8/18	$10,308	$10,308	$9,944	$10,215
8/19	$10,552	$10,552	$10,955	$10,456
8/20	$10,419	$10,419	$11,664	$10,589
8/21	$10,648	$10,648	$11,655	$10,597
8/22	$10,598	$10,598	$10,313	$10,636
8/23	$11,158	$11,158	$10,189	$11,089
8/24	$11,922	$11,922	$10,933	$11,697
8/25	$12,541	$12,541	$11,276	$12,221
8/26	$12,997	$12,997	$11,489	$12,675

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	3.33%	3.94%	2.66%
Class C @ CDSC	2.34%	3.94%	2.66%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 7,859,027,000
Holdings Count | Holding	1,157
Advisory Fees Paid, Amount	$ 9,454,000	[15]
InvestmentCompanyPortfolioTurnover	16.00%	[15]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256541
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class R6
Trading Symbol	MAUKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$15Footnote Reference**	0.35%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 15	[16]
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6 - $13,626	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	ICE BofA 3-Month US Treasury Bill Index - $12,675
8/16	$10,000	$10,000	$10,000
8/17	$10,230	$10,049	$10,062
8/18	$10,431	$9,944	$10,215
8/19	$10,725	$10,955	$10,456
8/20	$10,646	$11,664	$10,589
8/21	$10,937	$11,655	$10,597
8/22	$10,944	$10,313	$10,636
8/23	$11,584	$10,189	$11,089
8/24	$12,442	$10,933	$11,697
8/25	$13,117	$11,276	$12,221
8/26	$13,626	$11,489	$12,675

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	3.88%	4.49%	3.14%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 7,859,027,000
Holdings Count | Holding	1,157
Advisory Fees Paid, Amount	$ 9,454,000	[17]
InvestmentCompanyPortfolioTurnover	16.00%	[17]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256538
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class Y
Trading Symbol	MYFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Multi-Asset Ultrashort Income Fund (the "Fund") for the period of April 1, 2026 to August 31, 2026 ("reporting period").
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$19Footnote Reference**	0.44%

Footnote	Description
Footnote*	Annualized
Footnote**	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 19	[18]
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s exposures to non-agency mortgage-backed securities, commercial mortgage backed securities and financials contributed to performance relative to the ICE BofA 3-Month US Treasury Bill Index (the “Index”).

  The Fund benefited from out of Index allocations to bank loans and collateralized loan obligations.

Top detractors from performance:

  The Fund’s long average U.S. duration position relative to the Index of 0.1 years detracted from performance as yields moved higher in the latter part of the period.

  Yield curve positioning modestly detracted from performance relative to the Index.

  Security selection in the asset-backed securities sector detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Multi-Asset Ultrashort Income Fund Class Y - $1,348,831	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,148,902	ICE BofA 3-Month US Treasury Bill Index - $1,267,475
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,020,921	$1,004,921	$1,006,195
8/18	$1,040,231	$994,377	$1,021,514
8/19	$1,069,898	$1,095,531	$1,045,641
8/20	$1,060,134	$1,166,448	$1,058,881
8/21	$1,087,118	$1,165,466	$1,059,688
8/22	$1,088,065	$1,031,253	$1,063,633
8/23	$1,150,821	$1,018,948	$1,108,880
8/24	$1,235,043	$1,093,294	$1,169,667
8/25	$1,299,675	$1,127,584	$1,222,115
8/26	$1,348,831	$1,148,902	$1,267,475

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	3.78%	4.41%	3.04%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA 3-Month US Treasury Bill Index	3.71%	3.65%	2.40%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 7,859,027,000
Holdings Count | Holding	1,157
Advisory Fees Paid, Amount	$ 9,454,000	[19]
InvestmentCompanyPortfolioTurnover	16.00%	[19]
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$7,859,027
Number of Holdings	1,157
Investment Advisory Fees	$9,454Footnote Reference*
Portfolio Turnover	16%Footnote Reference*
Footnote	Description
Footnote*	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Corporate Bonds	21.5%
Asset-Backed Securities	18.9%
Collateralized Loan Obligations	16.5%
Collateralized Mortgage Obligations	14.7%
Yankee Dollars	11.6%
Commercial Paper	10.0%
Repurchase Agreements	3.8%
U.S. Government Agency Mortgages	2.9%
OtherFootnote Reference**	1.8%

Material Fund Change [Text Block]

Material Fund Changes

On July 14, 2026, the Board of Trustees approved the fiscal year-end change for the Fund from March 31 to August 31. The first full cycle of the new fiscal year-end reporting will be from September 1, 2026 through August 31, 2027. As a result of the change, the Fund has an August 31, 2026 fiscal five-month transition period, the results of which are reported in this Annual Report for the period ended August 31, 2026.

C000256532
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class A
Trading Symbol	STABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Short Term Income Fund Class A @ NAV - $12,772	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Bloomberg 1-3 Year Government/Credit Total Return Index - $12,251
8/16	$10,000	$10,000	$10,000
8/17	$10,182	$10,049	$10,090
8/18	$10,251	$9,944	$10,106
8/19	$10,713	$10,955	$10,572
8/20	$10,635	$11,664	$10,960
8/21	$11,087	$11,655	$11,003
8/22	$10,683	$10,313	$10,565
8/23	$11,021	$10,189	$10,730
8/24	$11,905	$10,933	$11,401
8/25	$12,542	$11,276	$11,930
8/26	$12,772	$11,489	$12,251

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	1.83%	2.87%	2.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]
AssetsNet	$ 925,616,000
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 3,757,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%

C000256533
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class C
Trading Symbol	STIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$99	0.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Short Term Income Fund Class C @ NAV - $12,612	Victory Pioneer Short Term Income Fund Class C @ CDSC - $12,612	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Bloomberg 1-3 Year Government/Credit Total Return Index - $12,251
8/16	$10,000	$10,000	$10,000	$10,000
8/17	$10,158	$10,158	$10,049	$10,090
8/18	$10,203	$10,203	$9,944	$10,106
8/19	$10,639	$10,639	$10,955	$10,572
8/20	$10,583	$10,583	$11,664	$10,960
8/21	$11,010	$11,010	$11,655	$11,003
8/22	$10,592	$10,592	$10,313	$10,565
8/23	$10,899	$10,899	$10,189	$10,730
8/24	$11,756	$11,756	$10,933	$11,401
8/25	$12,385	$12,385	$11,276	$11,930
8/26	$12,612	$12,612	$11,489	$12,251

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	1.66%	2.66%	2.35%
Class C @ CDSC	0.68%	2.66%	2.35%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.
AssetsNet	$ 925,616,000
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 3,757,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%

C000256534
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class R6
Trading Symbol	STIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Short Term Income Fund Class R6 - $13,278	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,489	Bloomberg 1-3 Year Government/Credit Total Return Index - $12,251
8/16	$10,000	$10,000	$10,000
8/17	$10,225	$10,049	$10,090
8/18	$10,319	$9,944	$10,106
8/19	$10,820	$10,955	$10,572
8/20	$10,836	$11,664	$10,960
8/21	$11,336	$11,655	$11,003
8/22	$10,967	$10,313	$10,565
8/23	$11,357	$10,189	$10,730
8/24	$12,299	$10,933	$11,401
8/25	$13,004	$11,276	$11,930
8/26	$13,278	$11,489	$12,251

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class R6	2.11%	3.21%	2.88%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 925,616,000
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 3,757,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%

C000256531
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Short Term Income Fund
Class Name	Class Y
Trading Symbol	PSHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Short Term Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What affected the Fund’s performance during the last year?

Top contributors to performance:

The Victory Pioneer Short Term Income Fund underperformed the Bloomberg 1-3 Yr US Gov/Credit Total Return Index Value. Asset allocation and security selection positioning themes contributed to performance while yield curve positioning was a detractor.

At the sector level, the portfolio’s allocations to CMO (overweight), CMBS (overweight), and Financial Institutions (overweight) were notable contributors to performance. Issuer selection themes within ABS, agencies, and sovereigns contributed to performance.

Top detractors from performance:

An overweight allocation to ABS was the primary detractor during the period. Underweights to sovereigns and supranationals were also slight detractors from returns.

The Fund maintained duration close to the performance benchmark over the period.

Performance Past Does Not Indicate Future [Text]	The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Victory Pioneer Short Term Income Fund Class Y - $1,321,220	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,148,902	Bloomberg 1-3 Year Government/Credit Total Return Index - $1,225,076
8/16	$1,000,000	$1,000,000	$1,000,000
8/17	$1,020,402	$1,004,921	$1,009,007
8/18	$1,029,614	$994,377	$1,010,560
8/19	$1,079,188	$1,095,531	$1,057,242
8/20	$1,079,621	$1,166,448	$1,095,982
8/21	$1,129,589	$1,165,466	$1,100,257
8/22	$1,092,473	$1,031,253	$1,056,481
8/23	$1,131,220	$1,018,948	$1,073,037
8/24	$1,225,061	$1,093,294	$1,140,126
8/25	$1,294,614	$1,127,584	$1,193,037
8/26	$1,321,220	$1,148,902	$1,225,076

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Year	10 Year
Class Y	2.06%	3.18%	2.82%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg 1-3 Year Government/Credit Total Return Index	2.69%	2.17%	2.05%

No Deduction of Taxes [Text Block]	The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares.
AssetsNet	$ 925,616,000
Holdings Count | Holding	689
Advisory Fees Paid, Amount	$ 3,757,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2026)

Table Summary
Net Assets	$925,616
Number of Holdings	689
Investment Advisory Fees	$3,757
Portfolio Turnover	28%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2026)

Table Summary
Value	Value
Asset-Backed Securities	32.7%
Corporate Bonds	24.4%
Collateralized Mortgage Obligations	12.1%
Yankee Dollars	11.1%
Collateralized Loan Obligations	10.2%
U.S. Government Agency Mortgages	3.1%
U.S. Treasury Obligations	3.0%
Senior Secured Loans	0.4%

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[3]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[5]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[7]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[9]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[10]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[11]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[12]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[13]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[14]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[15]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[16]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[17]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[18]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[19]	Effective August 31, 2026, the Fund changed fiscal year end from 3/31 to 8/31 during the reporting period. Expenses for a full reporting period would be higher than the amount shown.